NOTES PAYABLES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	Nov. 25, 2019	Aug. 27, 2019	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Notes payable			$ 49,500		$ 49,500	$ 49,500
Notes payable interest			5.00%		5.00%	0.00%
Notes payable description		After February 27, 2020, the payment premium increases to 125% of the principal and interest outstanding and if in default, the payment premium increases to 140% of the principal and interest outstanding.
Accrued interest			$ 2,079		$ 1,014	$ 475
Convertible notes payable		$ 30,000
Notes discount		$ 3,000
Notes payable interest rate		10.00%
Unpaid accrued interest			30,781		30,033
Discount on conversion into common stock		25.00%
Convertible notes payable maturity date		Feb. 27, 2020
Outstanding principle balance			154,934		27,049
Notes prepayment penelty		110.00%
Convertible notes payable			154,934		$ 27,049
Convertible Promissory Note 2 [Member] | Derivative liability revaluation [Member]
Convertible notes payable maturity date	May 25, 2020
Convertible notes payable	$ 140,000		140,192
Debt instrument, discount	$ 14,000
Debt instrument, interest rate, percentage	10.00%
Debt instrument, conversion rate, percentage	35.00%
Debt instrument, payment, description	The note has a prepayment penalty of 110% of the principal and interest outstanding if repaid before 180 days from issuance
Debt dafault condition, description
Debt instrument, interst payable			$ 1,885	$ 0